INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net loss for the year, before income taxes	$ (6,576)	$ (12,537)	$ (11,738)
Domestic tax rate applicable to the Corporation	21.00%	21.00%	21.00%
Income taxes at domestic tax statutory rate	$ (139)	$ (159)	$ (152)
Change in valuation allowance	139	159	152
Deferred tax provision (recovery)	0	0	0
Bahamas [Member]
Statement [Line Items]
Net loss for the year, before income taxes	(5,914)	(11,781)	(11,012)
United States [Member]
Statement [Line Items]
Net loss for the year, before income taxes	$ (662)	$ (756)	$ (725)